Expenses and other income	12 Months Ended
Jun. 30, 2023
Text block [abstract]
Expenses and other income
5    Expenses and other income

	2023	2022	2021
	US$M	US$M	US$M
Employee benefits expense:
Wages and salaries	4,539	4,197	4,018
Employee share awards	97	109	88
Social security costs	4	4	3
Pension and other post-retirement obligations	339	338	274
Less employee benefits expense classified as exploration and evaluation expenditure	(35)	(30)	(26)
Changes in inventories of finished goods and work in progress	301	(774)	(321)
Raw materials and consumables used	6,710	5,991	4,899
Freight and transportation	2,299	2,319	1,900
External services	4,768	4,525	4,640
Third-party commodity purchases	1,878	2,959	2,220
Net foreign exchange (gains)/losses	(197)	(326)	293
Fair value change on derivatives 1	135	(29)	87
Government royalties paid and payable	3,841	4,014	3,080
Exploration and evaluation expenditure incurred and expensed in the current period	294	199	134
Depreciation and amortisation expense	5,061	5,683	5,084
Net impairments:
Property, plant and equipment	73	515	2,474
Goodwill and other intangible assets	2	–	33
All other operating expenses	1,764	2,677	1,991

Total expenses	31,873	32,371	30,871

Insurance recoveries	–	(4)	(46)
(Gain)/loss on disposal of subsidiaries and operations 2	(8)	(840)	2
Dividend income 3	(19)	(241)	(2)
Other income 4	(367)	(313)	(334)

Total other income	(394)	(1,398)	(380)

1
Fair value change on derivatives is principally related to commodity price contracts, foreign exchange contracts and embedded derivatives used in the ordinary course of business as well as derivatives used as part of the funding of dividends.

2	Mainly relates to the divestment of BMC in FY2022. Refer to note 3 ‘Exceptional items’ for further information.

3
During FY2022, the Group received dividends of US$238 million from Cerrejón, which reduced completion proceeds net of transaction costs to US$50 million. On 11 January 2022, BHP completed the sale of its 33.33 per cent interest in Cerrejón to joint venture partner, Glencore plc.

4
Other income is generally income earned from transactions outside the course of the Group’s ordinary activities and may include certain management fees from non-controlling
interests and joint arrangements, royalties and commission income.

Recognition and measurement
Other income is recognised when it is probable that the economic benefits associated with a transaction will flow to the Group and can be reliably measured. Dividend income is recognised upon declaration.